Taxation (Tables)	12 Months Ended
Mar. 31, 2025
Taxation
Schedule of income tax expense

Income tax expense	2025 €m	2024 € m	2023 € m

United Kingdom corporation tax expense:

Current year	59	70	4

Adjustments in respect of prior years	(8)	1	4

	51	71	8

Overseas current tax expense/(credit):

Current year	997	670	924

Adjustments in respect of prior years	(68)	25	(26)

	929	695	898

Total current tax expense	980	766	906

Deferred tax on origination and reversal of temporary differences:

United Kingdom deferred tax	(91)	(36)	(71)

Overseas deferred tax	1,357	(680)	(343)

Total deferred tax expense/(credit)	1,266	(716)	(414)

Total income tax expense	2,246	50	492

Schedule of tax (credited)/charged directly to other comprehensive income

	2025 €m	2024 € m	2023 € m

Current tax	(1)	2	3

Deferred tax	49	(579)	305

Total tax charged/(credited) directly to other comprehensive income	48	(577)	308

Schedule of tax charged directly to equity	Tax charged directly to equity

	2025 €m	2024 € m	2023 € m

Current tax	4	–	–

Deferred tax	3	4	7

Total tax charged directly to equity	7	4	7

Schedule of factors affecting the tax expense for the year
The table below explains the differences between the expected tax expense, being the aggregate of the Group’s geographical split of profits multiplied by the relevant local tax rates and the Group’s total tax expense for each year.

	2025 €m	2024 € m	2023 € m

Continuing (loss)/profit before tax as shown in the consolidated income statement	(1,478)	1,620	13,074

(Loss)/profit at weighted average statutory tax rate	(729)	363	2,787

Impairment loss with no tax effect 1	1,361	–	18

Disposal of Group investments 2	146	174	(1,718)

Effect of taxation of associates and joint ventures, reported within (loss)/profit before tax	28	23	(125)

Deferred tax credit following revaluation of investments in Luxembourg	–	–	(393)

Previously unrecognised temporary differences and losses we expect to use in the future 3	–	(1,021)	(16)

Previously recognised temporary differences and losses we no longer expect to use in the future	25	–	–

Current year temporary differences (including losses) that we currently do not expect to use	33	84	81

Adjustments in respect of prior year tax liabilities	(108)	89	(29)

Impact of tax credits and irrecoverable taxes	108	147	80

Deferred tax on unremitted earnings	27	1	(6)

Effect of current year changes in statutory tax rates on deferred tax balances 4	721	(19)	35

Settlement of the VISPL tax cases	185	–	–

Financing costs and similar not deductible/(taxable) for tax purposes	137	214	(27)

Revaluation of assets for tax purposes in Türkiye 5	128	(65)	(338)

Expenses not deductible for tax purposes	184	60	143

Income tax expense	2,246	50	492
Notes:

1.
The Group recorded impairment charges of
€
4,350 million and
€
165 million with respect to the Group’s investments in Germany and Romania respectively, which are permanently non-deductible
for tax purposes.

2.
The amount for 2025 includes
€
164 million of tax in relation to the 10.33% disposal of Vantage Towers, offset by a
€
(109) million credit in relation to the
non-taxable
disposal of Indus Towers reduced by
€
56 million
non-deductible
settlement of MSA obligations that resulted in the release of the secondary pledge. The amount for 2024 includes
€
110 million of tax relating to income of the continuing Group presented in Discontinued Operations,
€
37 million in relation to the disposal of
M-Pesa
Holding Company Limited and
€
30 million in relation to the Vantage Towers disposal. The amount for 2023 relates to the disposal of Vantage Towers into a joint venture and the tax-exempt
disposals of Vodafone Hungary and Vodafone Ghana. See note 27 ‘Acquisitions and disposals’.

3.	The amount in 2024 includes € 1,019 million of additional losses recognised in Luxembourg.

4.	The amount for 2025 includes € 719 million in relation to a 1% corporate income tax rate reduction in Luxembourg.

5.	The amounts for 2025, 2024 and 2023 relate to inflation adjustments in Türkiye.

Schedule of analysis of movements in net deferred tax
The table below is an analysis of movements in the net deferred tax asset balance during the year.

	2025 €m	2024 € m

1 April	19,478	18,545

Adjustment relating to assets Held for Sale	–	(422)

Foreign exchange movements	95	(32)

(Charged) / credited to the income statement	(1,266)	716

(Charged) / credited directly to OCI	(49)	579

(Charged) / credited directly to equity	(3)	(4)

Indexation of the opening balance in respect of hyperinflation in Türkiye	(18)	96

Arising on acquisitions and disposals	(2)	–

31 March	18,235	19,478

Schedule of other information related to deferred taxes
Deferred tax assets and liabilities, before offset of balances within countries, are as follows:

	Amount credited/ (expensed) in income statement € m	Gross deferred tax asset € m	Gross deferred tax liability € m	Less amounts unrecognised € m	Net recognised deferred tax asset/ (liability) € m

Tangible assets	(6)	2,831	(1,133)	–	1,698

Intangible assets	133	266	(1,036)	(3)	(773)

Tax losses	(1,256)	31,367	–	(13,843)	17,524

Treasury related items	(43)	583	(214)	(568)	(199)

Temporary differences relating to revenue recognition	(28)	83	(789)	–	(706)

Temporary differences relating to leases	(28)	1,537	(1,340)	–	197

Other temporary differences	(38)	716	(209)	(13)	494

31 March 2025	(1,266)	37,383	(4,721)	(14,427)	18,235
Analysed in the balance sheet, after offset of balances within countries, as:

€m

Deferred tax asset	19,033

Deferred tax liability	(798)

31 March 2025	18,235
At 31 March 2024, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount credited/ (expensed) in income statement € m	Gross deferred tax asset € m	Gross deferred tax liability € m	Less amounts unrecognised € m	Net recognised deferred tax asset/ (liability) € m

Tangible assets	(176)	2,656	(1,174)	10	1,492

Intangible assets	354	367	(1,177)	11	(799)

Tax losses	455	32,830	–	(14,051)	18,779

Treasury related items	19	594	(138)	(569)	(113)

Temporary differences relating to revenue recognition	(61)	2	(677)	–	(675)

Temporary differences relating to leases	(16)	1,576	(1,354)	–	222

Other temporary differences	141	892	(306)	(14)	572

31 March 2024	716	38,917	(4,826)	(14,613)	19,478
At 31 March 2024, analysed in the balance sheet, after offset of balances within countries, as:

€ m

Deferred tax asset	20,177

Deferred tax liability	(699)

31 March 2024	19,478

Schedule of carry forward of losses and expiration period

31 March 2025	Expiring within 5 years € m	Expiring beyond 5 years € m	Unlimited € m	Total € m

Losses for which a deferred tax asset is recognised	68	–	78,045	78,113

Losses for which no deferred tax is recognised	98	15,982	40,403	56,483

	166	15,982	118,448	134,596

31 March 2024	Expiring within 5 years € m	Expiring beyond 5 years € m	Unlimited € m	Total € m

Losses for which a deferred tax asset is recognised	20	–	80,224	80,244

Losses for which no deferred tax is recognised	313	15,653	40,378	56,344

	333	15,653	120,602	136,588